Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of revenues from products and services, and gross profit
	For the Six Months Ended June 30,
	2021	2020
Segment revenue:
Technical support plans	$-	$8,449
Software customization services	-	-
Total revenue from continuing operations	-	8,449
Total revenue from discontinued operations	$-	$109,363
Gross profit	$-	$(11,300)